FAIR VALUE MEASUREMENTS AND INVESTMENTS IN MARKETABLE SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of September 30, 2014 is follows (in thousands):

	FAIR VALUE MEASUREMENTS USING
	BALANCE AS OF SEPTEMBER 30, 2014	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Money market funds(1)	$43,257	$43,257	$—	$—
Commercial paper	15,901		15,901
Corporate debt securities	55,420		55,420
Government sponsored entities	45,050	—	45,050

Total	$159,628	$43,257	$116,371	$—

(1)	Included within cash and cash equivalents on the Company’s condensed balance sheet.

The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2012:

	FAIR VALUE DECEMBER 31, 2012	QUOTED MARKET PRICES IN ACTIVE MARKETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Liabilities
Warrant liability	$140,940	$—	$—	$140,940

Total	$140,940	$—	$—	$140,940

Summary of Changes in Fair Value of Liabilities, As Well As Portion of Losses Included in Income Attributable to Unrealized Appreciation That Relate to Liabilities

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held as of December 31, 2013 and 2012:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
WARRANT LIABILITY
Balance as of January 1, 2012	$114,240
Purchases, sales and settlements:
Derivatives issuable	—
Total gains or losses
Unrealized appreciation	26,700

Balance as of December 31, 2012	$140,940

Purchases, sales and settlements:
Derivatives settled	(122,500)
Total gains or losses
Unrealized depreciation	(18,440)

Balance as of December 31, 2013	$—

Available-for-sale Securities

Investments classified as available-for-sale at September 30, 2014 consisted of the following (in thousands):

	MATURITY (IN YEARS)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	AGGREGATE ESTIMATED FAIR VALUE
Marketable Securities:
Commercial paper	1 year or less	$15,897	$4	$—	$15,901
Corporate debt securities	1 year or less	26,378	—	(26)	26,352
Corporate debt securities	1-2 years	28,098	—	(58)	28,040
Corporate debt securities	More than 2 years	1,033	—	(5)	1,028
Government sponsored entities	1 year or less	30,141	2	(7)	30,136
Government sponsored entities	1-2 years	10,117	—	(12)	10,105
Government sponsored entities	More than 2 years	4,814	—	(5)	4,809

Total available-for-sale securities		$116,478	$6	$(113)	$116,371